Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Assets
Total assets recorded at fair value			$ 134
Liabilities
Total liabilities recorded at fair value			684
Interest Rate Swaps
Assets
Total assets recorded at fair value			134
Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value			13
Seller Earnouts Liability
Liabilities
Total liabilities recorded at fair value			96
Tax Receivable Agreement Liability
Liabilities
Total liabilities recorded at fair value			575
Level 2
Assets
Total assets recorded at fair value			134
Level 2 | Interest Rate Swaps
Assets
Total assets recorded at fair value			134
Level 3
Liabilities
Total liabilities recorded at fair value			684
Level 3 | Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value			13
Level 3 | Seller Earnouts Liability
Liabilities
Total liabilities recorded at fair value			96
Level 3 | Tax Receivable Agreement Liability
Liabilities
Total liabilities recorded at fair value			575
Measured at Fair Value on Recurring Basis
Assets
Total assets recorded at fair value	$ 109		134		$ 17
Liabilities
Total liabilities recorded at fair value	673		641		758
Measured at Fair Value on Recurring Basis | Interest Rate Swaps
Assets
Total assets recorded at fair value	109		134		17
Liabilities
Total liabilities recorded at fair value	5				9
Measured at Fair Value on Recurring Basis | Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value	13		13		33
Measured at Fair Value on Recurring Basis | Seller Earnouts Liability
Liabilities
Total liabilities recorded at fair value	122		96		135
Measured at Fair Value on Recurring Basis | Tax Receivable Agreement Liability
Liabilities
Total liabilities recorded at fair value	533	[1]	532	[1]	581
Measured at Fair Value on Recurring Basis | Level 2
Assets
Total assets recorded at fair value	109		134		17
Liabilities
Total liabilities recorded at fair value	5				9
Measured at Fair Value on Recurring Basis | Level 2 | Interest Rate Swaps
Assets
Total assets recorded at fair value	109		134		17
Liabilities
Total liabilities recorded at fair value	5				9
Measured at Fair Value on Recurring Basis | Level 3
Liabilities
Total liabilities recorded at fair value	668		641		749
Measured at Fair Value on Recurring Basis | Level 3 | Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value	13		13		33
Measured at Fair Value on Recurring Basis | Level 3 | Seller Earnouts Liability
Liabilities
Total liabilities recorded at fair value	122		96		135
Measured at Fair Value on Recurring Basis | Level 3 | Tax Receivable Agreement Liability
Liabilities
Total liabilities recorded at fair value	$ 533	[1]	$ 532	[1]	$ 581

[1]	Excludes the portion of liability related to the exchanges of Class A Units not measured at fair value on a recurring basis.